Cover	Dec. 09, 2019
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 09, 2019
Current Fiscal Year End Date	--12-31
Entity File Number	001-00035
Entity Registrant Name	General Electric Company
Entity Central Index Key	0000040545
Entity Tax Identification Number	14-0689340
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	5 Necco Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	(617)
Local Phone Number	443-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Common stock, par value $0.06 per share
Trading Symbol	GE
Security Exchange Name	NYSE
Floating Rate Notes Due 2020 [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Floating Rate Notes due 2020
Trading Symbol	GE 20E
Security Exchange Name	NYSE
Sec 0. 375 Notes Due 2022 [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	0.375% Notes due 2022
Trading Symbol	GE 22A
Security Exchange Name	NYSE
Sec 1. 250 Notes Due 2023 [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	1.250% Notes due 2023
Trading Symbol	GE 23E
Security Exchange Name	NYSE
Sec 0. 875 Notes Due 2025 [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	0.875% Notes due 2025
Trading Symbol	GE 25
Security Exchange Name	NYSE
Sec 1. 875 Notes Due 2027 [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	1.875% Notes due 2027
Trading Symbol	GE 27E
Security Exchange Name	NYSE
Sec 1. 500 Notes Due 2029 [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	1.500% Notes due 2029
Trading Symbol	GE 29
Security Exchange Name	NYSE
Sec 712 Guaranteed Subordinated Notes Due 2035 [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	7 1/2% Guaranteed Subordinated Notes due 2035
Trading Symbol	GE /35
Security Exchange Name	NYSE
Sec 2. 125 Notes Due 2037 [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	2.125% Notes due 2037
Trading Symbol	GE 37
Security Exchange Name	NYSE
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	41 Farnsworth Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	0221